Employee Retirement Plans - Fair Value of U.S. Pension Plan and VEBA Trust Assets (Details) - USD ($) $ in Millions	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Pension Benefits
Defined Benefit Plan Disclosure
Fair value of plan assets	$ 563.3	$ 529.2	$ 493.7
Pension Benefits | U.S. Pension Plan
Defined Benefit Plan Disclosure
Fair value of plan assets	531.7	498.0
Other	5.2	5.3
Pension Benefits | U.S. Pension Plan | Domestic equity investments:
Defined Benefit Plan Disclosure
Fair value of plan assets	309.3	274.9
Other	0.0	0.0
Pension Benefits | U.S. Pension Plan | S&P 500 Index equity mutual funds
Defined Benefit Plan Disclosure
Fair value of plan assets	188.4	171.6
Other	0.0	0.0
Pension Benefits | U.S. Pension Plan | Small and midcap equity mutual funds
Defined Benefit Plan Disclosure
Fair value of plan assets	75.7	65.2
Other	0.0	0.0
Pension Benefits | U.S. Pension Plan | UGI Corporation Common Stock
Defined Benefit Plan Disclosure
Fair value of plan assets	45.2	38.1
Other	0.0	0.0
Pension Benefits | U.S. Pension Plan | International index equity mutual funds
Defined Benefit Plan Disclosure
Fair value of plan assets	62.9	61.6
Other	0.0	0.0
Pension Benefits | U.S. Pension Plan | Fixed income investments:
Defined Benefit Plan Disclosure
Fair value of plan assets	159.5	161.5
Other	5.2	5.3
Pension Benefits | U.S. Pension Plan | Bond index mutual funds
Defined Benefit Plan Disclosure
Fair value of plan assets	154.3	156.2
Other	0.0	0.0
Pension Benefits | U.S. Pension Plan | Cash equivalents
Defined Benefit Plan Disclosure
Fair value of plan assets	5.2	5.3
Other	5.2	5.3
Pension Benefits | U.S. Pension Plan | Level 1
Defined Benefit Plan Disclosure
Fair value of plan assets	526.5	492.7
Pension Benefits | U.S. Pension Plan | Level 1 | Domestic equity investments:
Defined Benefit Plan Disclosure
Fair value of plan assets	309.3	274.9
Pension Benefits | U.S. Pension Plan | Level 1 | S&P 500 Index equity mutual funds
Defined Benefit Plan Disclosure
Fair value of plan assets	188.4	171.6
Pension Benefits | U.S. Pension Plan | Level 1 | Small and midcap equity mutual funds
Defined Benefit Plan Disclosure
Fair value of plan assets	75.7	65.2
Pension Benefits | U.S. Pension Plan | Level 1 | UGI Corporation Common Stock
Defined Benefit Plan Disclosure
Fair value of plan assets	45.2	38.1
Pension Benefits | U.S. Pension Plan | Level 1 | International index equity mutual funds
Defined Benefit Plan Disclosure
Fair value of plan assets	62.9	61.6
Pension Benefits | U.S. Pension Plan | Level 1 | Fixed income investments:
Defined Benefit Plan Disclosure
Fair value of plan assets	154.3	156.2
Pension Benefits | U.S. Pension Plan | Level 1 | Bond index mutual funds
Defined Benefit Plan Disclosure
Fair value of plan assets	154.3	156.2
Pension Benefits | U.S. Pension Plan | Level 1 | Cash equivalents
Defined Benefit Plan Disclosure
Fair value of plan assets	0.0	0.0
Pension Benefits | U.S. Pension Plan | Level 2 | Domestic equity investments:
Defined Benefit Plan Disclosure
Fair value of plan assets	0.0	0.0
Pension Benefits | U.S. Pension Plan | Level 2 | S&P 500 Index equity mutual funds
Defined Benefit Plan Disclosure
Fair value of plan assets	0.0	0.0
Pension Benefits | U.S. Pension Plan | Level 2 | Small and midcap equity mutual funds
Defined Benefit Plan Disclosure
Fair value of plan assets	0.0	0.0
Pension Benefits | U.S. Pension Plan | Level 2 | UGI Corporation Common Stock
Defined Benefit Plan Disclosure
Fair value of plan assets	0.0	0.0
Pension Benefits | U.S. Pension Plan | Level 2 | International index equity mutual funds
Defined Benefit Plan Disclosure
Fair value of plan assets	0.0	0.0
Pension Benefits | U.S. Pension Plan | Level 2 | Bond index mutual funds
Defined Benefit Plan Disclosure
Fair value of plan assets	0.0	0.0
Pension Benefits | U.S. Pension Plan | Level 3
Defined Benefit Plan Disclosure
Fair value of plan assets	0.0	0.0
Pension Benefits | U.S. Pension Plan | Level 3 | Domestic equity investments:
Defined Benefit Plan Disclosure
Fair value of plan assets	0.0	0.0
Pension Benefits | U.S. Pension Plan | Level 3 | S&P 500 Index equity mutual funds
Defined Benefit Plan Disclosure
Fair value of plan assets	0.0	0.0
Pension Benefits | U.S. Pension Plan | Level 3 | Small and midcap equity mutual funds
Defined Benefit Plan Disclosure
Fair value of plan assets	0.0	0.0
Pension Benefits | U.S. Pension Plan | Level 3 | UGI Corporation Common Stock
Defined Benefit Plan Disclosure
Fair value of plan assets	0.0	0.0
Pension Benefits | U.S. Pension Plan | Level 3 | International index equity mutual funds
Defined Benefit Plan Disclosure
Fair value of plan assets	0.0	0.0
Pension Benefits | U.S. Pension Plan | Level 3 | Fixed income investments:
Defined Benefit Plan Disclosure
Fair value of plan assets	0.0	0.0
Pension Benefits | U.S. Pension Plan | Level 3 | Bond index mutual funds
Defined Benefit Plan Disclosure
Fair value of plan assets	0.0	0.0
Pension Benefits | U.S. Pension Plan | Level 3 | Cash equivalents
Defined Benefit Plan Disclosure
Fair value of plan assets	0.0	0.0
VEBA
Defined Benefit Plan Disclosure
Fair value of plan assets	15.3	14.8
Other	0.3	0.4
VEBA | S&P 500 Index equity mutual funds
Defined Benefit Plan Disclosure
Fair value of plan assets	10.1	9.3
Other	0.0	0.0
VEBA | Bond index mutual funds
Defined Benefit Plan Disclosure
Fair value of plan assets	4.9	5.1
Other	0.0	0.0
VEBA | Cash equivalents
Defined Benefit Plan Disclosure
Fair value of plan assets	0.3	0.4
Other	0.3	0.4
VEBA | Level 1
Defined Benefit Plan Disclosure
Fair value of plan assets	15.0	14.4
VEBA | Level 1 | S&P 500 Index equity mutual funds
Defined Benefit Plan Disclosure
Fair value of plan assets	10.1	9.3
VEBA | Level 1 | Bond index mutual funds
Defined Benefit Plan Disclosure
Fair value of plan assets	4.9	5.1
VEBA | Level 1 | Cash equivalents
Defined Benefit Plan Disclosure
Fair value of plan assets	0.0	0.0
VEBA | Level 2 | S&P 500 Index equity mutual funds
Defined Benefit Plan Disclosure
Fair value of plan assets	0.0	0.0
VEBA | Level 2 | Bond index mutual funds
Defined Benefit Plan Disclosure
Fair value of plan assets	0.0	0.0
VEBA | Level 3
Defined Benefit Plan Disclosure
Fair value of plan assets	0.0	0.0
VEBA | Level 3 | S&P 500 Index equity mutual funds
Defined Benefit Plan Disclosure
Fair value of plan assets	0.0	0.0
VEBA | Level 3 | Bond index mutual funds
Defined Benefit Plan Disclosure
Fair value of plan assets	0.0	0.0
VEBA | Level 3 | Cash equivalents
Defined Benefit Plan Disclosure
Fair value of plan assets	$ 0.0	$ 0.0